                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                    ACCOUNT-6

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-12/04

                          NATIONWIDE VARIABLE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
 Investments at fair value:
   Evergreen VAF - Evergreen VA Foundation Fund - Class 1 (EvFound)
     5,163,154 shares (cost $76,287,228) .....................................................   $    70,941,742
   Evergreen VAF - Evergreen VA Fund - Class 1 (EvFund)
     3,336,605 shares (cost $43,996,417) .....................................................        43,342,501
   Evergreen VAF - Evergreen VA Growth And Income Fund - Class 1 (EvGrInc)
     3,191,790 shares (cost $49,385,924) .....................................................        52,856,042
   Evergreen VAF - Evergreen VA International Growth Fund - Class 1 (EvIntGr)
     2,018,388 shares (cost $20,840,136) .....................................................        25,472,061
   Evergreen VAF - Evergreen VA Omega Fund - Class 1 (EvOmega)
     3,159,345 shares (cost $62,855,191) .....................................................        51,181,386
   Evergreen VAF - Evergreen VA Special Equity Fund - Class 1 (EvSpEq)
     429,760 shares (cost $4,057,753) ........................................................         4,907,859
   Evergreen VAF - Evergreen VA Special Values Fund - Class 1 (EvSpVal)
     1,400,226 shares (cost $17,706,055) .....................................................        22,837,681
   Evergreen VAF - Evergreen VA Strategic Income Fund - Class 1 (EvStratInc)
     2,907,086 shares (cost $28,801,923) .....................................................        31,338,383
   Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
     77,669 shares (cost $518,274) ...........................................................           543,686
   Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
     36,575 shares (cost $654,382) ...........................................................           640,801
   Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
     11,849 shares (cost $144,994) ...........................................................           207,241
   Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
     73,361 shares (cost $1,015,840) .........................................................         1,089,410
   Fidelity/(R)/ VIP II - Contrafund /(R)/ Portfolio - Initial Class (FidVIPCon)
     78,695 shares (cost $1,741,470) .........................................................         2,094,863
   Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
     44,789 shares (cost $753,579) ...........................................................           719,762
   Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     31,421 shares (cost $379,708) ...........................................................           365,109
   Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     16,625,411 shares (cost $16,625,411) ....................................................        16,625,411
                                                                                                 ---------------
      Total investments ......................................................................       325,163,938
Accounts receivable ..........................................................................            54,058
                                                                                                 ---------------
      Total assets ...........................................................................       325,217,996
Accounts payable .............................................................................                 -
                                                                                                 ---------------
Contract owners' equity (note 4) .............................................................   $   325,217,996
                                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total             EvFound            EvFund              EvGrInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     3,533,448            630,444             97,229            607,780
  Mortality and expense risk charges (note 2) ....        (4,647,771)        (1,049,776)          (625,722)          (749,690)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (1,114,323)          (419,332)          (528,493)          (141,910)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        65,094,571         12,575,098         11,449,006          8,043,796
  Cost of mutual fund shares sold ................       (69,765,026)       (13,657,917)       (12,577,129)        (8,492,743)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (4,670,455)        (1,082,819)        (1,128,123)          (448,947)
  Change in unrealized gain (loss) on investments         28,456,668          4,833,882          4,554,580          4,378,457
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        23,786,213          3,751,063          3,426,457          3,929,510
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           455,807                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $    23,127,697          3,331,731          2,897,964          3,787,600
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     EvIntGr            EvOmega            EvSpEq             EvSpVal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           285,975                  -                  -            207,834
  Mortality and expense risk charges (note 2) ....          (331,806)          (721,144)           (66,374)          (296,738)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (45,831)          (721,144)           (66,374)           (88,904)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         4,720,860          6,956,796            813,880          4,521,116
  Cost of mutual fund shares sold ................        (4,759,417)        (9,647,277)          (747,134)        (3,360,346)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           (38,557)        (2,690,481)            66,746          1,160,770
  Change in unrealized gain (loss) on investments          4,018,272          6,188,744            206,349          2,494,318
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,979,715          3,498,263            273,095          3,655,088
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            169,619
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         3,933,884          2,777,119            206,721          3,735,803
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    EvStratInc          FidVIPHI          FidVIPOv           FidVIPOvR
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     1,390,526             65,455             10,441              2,070
  Mortality and expense risk charges (note 2) ....          (441,126)           (10,283)           (11,623)            (2,565)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           949,400             55,172             (1,182)              (495)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         4,556,279            580,749            361,199             26,348
  Cost of mutual fund shares sold ................        (4,404,726)          (538,960)          (553,238)           (18,936)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           151,553             41,789           (192,039)             7,412
  Change in unrealized gain (loss) on investments            675,860            (44,902)           268,092             15,303
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           827,413             (3,113)            76,053             22,715
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           274,862                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     2,051,675             52,059             74,871             22,220
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPAM          FidVIPCon          FidVIPGrOp         GVITGvtBd
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            44,923              9,790              7,224             26,926
  Mortality and expense risk charges (note 2) ....           (18,409)           (37,235)           (14,579)            (6,675)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            26,514            (27,445)            (7,355)            20,251
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           726,092          1,245,364            748,026            531,861
  Cost of mutual fund shares sold ................          (800,412)        (1,344,421)        (1,071,671)          (552,598)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           (74,320)           (99,057)          (323,645)           (20,737)
  Change in unrealized gain (loss) on investments             86,220            423,713            365,540             (7,760)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            11,900            324,656             41,895            (28,497)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -             11,326
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            38,414            297,211             34,540              3,080
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITMyMkt
                                                     ---------------
  Reinvested dividends ...........................   $       146,831
  Mortality and expense risk charges (note 2) ....          (264,026)
                                                     ---------------
    Net investment income (loss) .................          (117,195)
                                                     ---------------
  Proceeds from mutual fund shares sold ..........         7,238,101
  Cost of mutual fund shares sold ................        (7,238,101)
                                                     ---------------
    Realized gain (loss) on investments ..........                 -
  Change in unrealized gain (loss) on investments.                 -
                                                     ---------------
    Net gain (loss) on investments ...............                 -
                                                     ---------------
  Reinvested capital gains .......................                 -
                                                     ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $      (117,195)
                                                     ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                    Total                                EvBlCh
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $    (1,114,323)         1,671,758                  -            (41,709)
  Realized gain (loss) on investments ............        (4,670,455)       (31,718,820)                 -           (478,497)
  Change in unrealized gain (loss) on investments         28,456,668         97,097,224                  -          1,236,157
  Reinvested capital gains .......................           455,807              1,367                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from Operations ...        23,127,697         67,051,529                  -            715,951
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,295,019          8,439,708                  -            353,276
  Transfers between funds ........................                 -                  -                  -         (4,975,178)
  Redemptions (note 3) ...........................       (54,807,543)       (43,550,648)                 -           (357,432)
  Annuity benefits ...............................           (18,847)                 -                  -                  -
  Contingent deferred sales charges (note 2) .....          (703,737)          (673,015)                 -             (7,483)
  Adjustments to maintain reserves ...............           129,743            (54,583)                 -             (2,246)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................       (50,105,365)       (35,838,538)                 -         (4,989,063)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       (26,977,668)        31,212,991                  -         (4,273,112)
Contract owners' equity beginning of period ......       352,195,664        320,982,673                  -          4,273,112
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $   325,217,996        352,195,664                  -                  -
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................        24,956,821         30,184,818                  -            747,903
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,447,608          8,601,173                  -            312,029
  Units redeemed .................................        (5,009,455)       (13,829,170)                 -         (1,059,932)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................        21,394,974         24,956,821                  -                  -
                                                     ===============    ===============    ===============    ===============

                                                                   EvCapG                                EvEqIx
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -            135,624                  -             (2,282)
  Realized gain (loss) on investments ............                 -         (1,904,375)                 -         (4,009,681)
  Change in unrealized gain (loss) on investments                  -          2,924,960                  -          6,855,714
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from Operations ...                 -          1,156,209                  -          2,843,751
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................                 -            560,310                  -            364,588
  Transfers between funds ........................                 -        (10,493,799)                 -        (14,591,958)
  Redemptions (note 3) ...........................                 -           (817,931)                 -         (1,514,245)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....                 -            (18,354)                 -            (31,345)
  Adjustments to maintain reserves ...............                 -            (19,998)                 -             21,775
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................                 -        (10,789,772)                 -        (15,751,185)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............                 -         (9,633,563)                 -        (12,907,434)
Contract owners' equity beginning of period ......                 -          9,633,563                  -         12,907,434
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............                 -                  -                  -                  -
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................                 -          1,351,303                  -          1,906,903
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................                 -            208,061                  -            155,743
  Units redeemed .................................                 -         (1,559,364)                 -         (2,062,646)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................                 -                  -                  -                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  EvFound                                EvFund
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (419,332)           587,667           (528,493)          (132,898)
  Realized gain (loss) on investments ............        (1,082,819)        (2,506,818)        (1,128,123)        (2,130,188)
  Change in unrealized gain (loss) on investments          4,833,882         12,083,426          4,554,580          7,999,027
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         3,331,731         10,164,275          2,897,964          5,735,941
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           908,760            869,279            439,912            209,884
  Transfers between funds ........................        (1,300,796)        (2,052,817)        (1,274,911)        27,912,283
  Redemptions (note 3) ...........................       (10,646,664)       (10,609,077)        (9,630,534)        (2,761,527)
  Annuity benefits ...............................            (9,579)                 -             (2,971)                 -
  Contingent deferred sales charges (note 2) .....          (144,579)          (154,962)           (93,752)           (35,589)
  Adjustments to maintain reserves ...............            87,755                625             24,794               (494)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................       (11,105,103)       (11,946,952)       (10,537,462)        25,324,557
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (7,773,372)        (1,782,677)        (7,639,498)        31,060,498
Contract owners' equity beginning of period ......        78,803,302         80,585,979         50,972,408         19,911,910
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    71,029,930         78,803,302         43,332,910         50,972,408
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         5,367,567          6,266,054          3,881,413          1,889,798
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           127,519            258,458             83,650          2,034,359
  Units redeemed .................................          (887,538)        (1,156,945)          (905,529)           (42,744)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,607,548          5,367,567          3,059,534          3,881,413
                                                     ===============    ===============    ===============    ===============

                                                                 EvGloLead                              EvGrInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -           (101,606)          (141,910)          (254,806)
  Realized gain (loss) on investments ............                 -         (4,864,952)          (448,947)        (2,282,731)
  Change in unrealized gain (loss) on investments                  -          7,219,654          4,378,457         12,958,479
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...                 -          2,253,096          3,787,600         10,420,942
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................                 -            228,366            696,013            448,448
  Transfers between funds ........................                 -        (16,564,440)           550,246         11,763,495
  Redemptions (note 3) ...........................                 -         (1,586,551)        (7,644,186)        (6,117,856)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....                 -            (25,315)           (96,348)           (81,920)
  Adjustments to maintain reserves ...............                 -             (5,142)               219             (3,608)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................                 -        (17,953,082)        (6,494,056)         6,008,559
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............                 -        (15,699,986)        (2,706,456)        16,429,501
Contract owners' equity beginning of period ......                 -         15,699,986         55,539,215         39,109,714
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............                 -                  -         52,832,759         55,539,215
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................                 -          1,675,951          3,232,209          2,920,648
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................                 -             73,432            156,651            908,149
  Units redeemed .................................                 -         (1,749,383)          (533,482)          (596,588)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................                 -                  -          2,855,378          3,232,209
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   EvIntGr                             EvMasters
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (45,831)           136,650                  -           (156,110)
  Realized gain (loss) on investments ............           (38,557)          (250,570)                 -         (8,843,673)
  Change in unrealized gain (loss)
    on investments ...............................         4,018,272          2,536,269                  -         14,002,235
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         3,933,884          2,422,349                  -          5,002,452
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           369,719            111,471                  -            209,479
  Transfers between funds ........................           742,113         16,579,135                  -        (23,758,739)
  Redemptions (note 3) ...........................        (3,731,334)          (517,325)                 -         (1,599,641)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....           (46,733)           (11,792)                 -            (29,110)
  Adjustments to maintain reserves ...............           (44,800)           (13,274)                 -            (31,684)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (2,711,035)        16,148,215                  -        (25,209,695)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,222,849         18,570,564                  -        (20,207,243)
Contract owners' equity beginning of period ......        24,186,048          5,615,484                  -         20,207,243
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    25,408,897         24,186,048                  -                  -
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         2,192,842            655,271                  -          2,770,115
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           143,324          1,628,102                  -             61,964
  Units redeemed .................................          (369,209)           (90,531)                 -         (2,832,079)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,966,957          2,192,842                  -                  -
                                                     ===============    ===============    ===============    ===============

                                                                  EvOmega                                EvSpEq
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (721,144)          (626,132)           (66,374)           (40,003)
  Realized gain (loss) on investments ............        (2,690,481)        (3,796,874)            66,746            (28,163)
  Change in unrealized gain (loss) on investments          6,188,744         19,250,632            206,349          1,218,878
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         2,777,119         14,827,626            206,721          1,150,712
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           788,742          1,029,546            248,346            210,092
  Transfers between funds ........................            24,766            581,476            512,168          1,342,302
  Redemptions (note 3) ...........................        (6,100,614)        (4,279,371)          (617,673)          (171,718)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....           (90,963)           (83,114)           (12,726)            (4,375)
  Adjustments to maintain reserves ...............             2,273                447                172                 79
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (5,375,796)        (2,751,016)           130,287          1,376,380
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,598,677)        12,076,610            337,008          2,527,092
Contract owners' equity beginning of period ......        53,782,932         41,706,322          4,571,108          2,044,016
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        51,184,255         53,782,932          4,908,116          4,571,108
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         3,792,799          4,063,383            526,431            352,742
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           168,549            348,841            125,758            221,960
  Units redeemed .................................          (537,780)          (619,425)          (110,545)           (48,271)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,423,568          3,792,799            541,644            526,431
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   EvSpVal                            EvStratInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (88,904)          (208,436)           949,400          2,430,624
  Realized gain (loss) on investments ............         1,160,770            103,834            151,553            144,421
  Change in unrealized gain (loss) on investments          2,494,318          4,618,012            675,860          1,671,089
  Reinvested capital gains .......................           169,619                  -            274,862                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...         3,735,803          4,513,410          2,051,675          4,246,134
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           469,753            724,712            560,686          2,463,652
  Transfers between funds ........................         1,747,048            474,681            732,618          3,110,654
  Redemptions (note 3) ...........................        (4,481,169)        (1,497,946)        (4,175,209)        (3,735,676)
  Annuity benefits ...............................                 -                  -             (6,297)                 -
  Contingent deferred sales charges (note 2) .....           (50,530)           (27,908)           (72,973)           (55,739)
  Adjustments to maintain reserves ...............             1,214                441             58,351                184
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (2,313,684)          (326,020)        (2,902,824)         1,783,075
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,422,119          4,187,390           (851,149)         6,029,209
Contract owners' equity beginning of period ......        21,417,396         17,230,006         32,247,894         26,218,685
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    22,839,515         21,417,396         31,396,745         32,247,894
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         1,312,077          1,349,735          2,202,413          2,061,377
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           169,872            186,586            178,854            612,415
  Units redeemed .................................          (295,601)          (224,244)          (380,642)          (471,379)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,186,348          1,312,077          2,000,625          2,202,413
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPHI                              FidVIPOv
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            55,172             44,774             (1,182)            (3,920)
  Realized gain (loss) on investments ............            41,789           (362,646)          (192,039)          (134,651)
  Change in unrealized gain (loss) on investments            (44,902)           501,047            268,092            422,366
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            52,059            183,175             74,871            283,795
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            19,976             11,166                  -                164
  Transfers between funds ........................            10,098            247,729                  -            (54,903)
  Redemptions (note 3) ...........................          (366,157)          (334,192)          (349,216)          (145,885)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....              (223)            (1,739)              (360)              (575)
  Adjustments to maintain reserves ...............                46                  6                 24                (67)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................          (336,260)           (77,030)          (349,552)          (201,266)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (284,201)           106,145           (274,681)            82,529
Contract owners' equity beginning of period ......           827,938            721,793            915,432            832,903
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           543,737            827,938            640,751            915,432
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            77,026             84,264             70,927             91,226
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            21,587             45,807                  -                 14
  Units redeemed .................................           (51,800)           (53,045)           (26,619)           (20,313)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            46,813             77,026             44,308             70,927
                                                     ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPOvR                              FidVIPAM
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $          (495)            (1,105)            26,514             41,802
  Realized gain (loss) on investments ............             7,412              2,424            (74,320)          (147,740)
  Change in unrealized gain (loss) on investments             15,303             46,741             86,220            342,356
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            22,220             48,060             38,414            236,418
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            10,730                 51             34,909              1,805
  Transfers between funds ........................             7,630            101,046             (5,508)            74,507
  Redemptions (note 3) ...........................           (10,415)            (6,379)          (570,733)          (391,981)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....                (1)               (60)              (510)            (1,930)
  Adjustments to maintain reserves ...............                19                116                 20                 26
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................             7,963             94,774           (541,822)          (317,573)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            30,183            142,834           (503,408)           (81,155)
Contract owners' equity beginning of period ......           177,181             34,347          1,592,857          1,674,012
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       207,364            177,181          1,089,449          1,592,857
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            16,191              4,440            103,491            126,519
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             2,972             13,035             10,918             11,715
  Units redeemed .................................            (2,261)            (1,284)           (46,343)           (34,743)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            16,902             16,191             68,066            103,491
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPCon                            FidVIPGrOp
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (27,445)           (24,217)            (7,355)            (7,054)
  Realized gain (loss) on investments ............           (99,057)           (80,151)          (323,645)          (163,690)
  Change in unrealized gain (loss) on investments            423,713            725,207            365,540            514,796
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...           297,211            620,839             34,540            344,052
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            32,819              5,550             29,760              3,800
  Transfers between funds ........................           (16,436)           152,497             12,071            (15,193)
  Redemptions (note 3) ...........................        (1,133,267)          (199,976)          (737,963)          (253,017)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....            (1,082)            (2,389)              (828)            (2,172)
  Adjustments to maintain reserves ...............               177                 11             (1,246)            (1,741)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (1,117,789)           (44,307)          (698,206)          (268,323)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (820,578)           576,532           (663,666)            75,729
Contract owners' equity beginning of period ......         2,915,640          2,339,108          1,380,961          1,305,232
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,095,062          2,915,640            717,295          1,380,961
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           173,860            176,677            131,641            159,330
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             5,971             17,721              4,019              6,777
  Units redeemed .................................           (70,110)           (20,538)           (70,965)           (34,466)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           109,721            173,860             64,695            131,641
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITGvtBd                              GVITMyMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        20,251             15,689           (117,195)          (120,794)
  Realized gain (loss) on investments ............           (20,737)            15,901                  -                  -
  Change in unrealized gain (loss) on investments             (7,760)           (29,821)                 -                  -
  Reinvested capital gains .......................            11,326              1,367                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             3,080              3,136           (117,195)          (120,794)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            40,563                562            644,331            633,507
  Transfers between funds ........................           (50,669)          (280,044)        (1,690,438)        10,447,266
  Redemptions (note 3) ...........................          (209,365)          (342,678)        (4,403,044)        (6,310,244)
  Annuity benefits ...............................                 -                  -                  -                  -
  Contingent deferred sales charges (note 2) .....              (157)            (2,799)           (91,972)           (94,345)
  Adjustments to maintain reserves ...............                 4                (12)               721                (27)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................          (219,624)          (624,971)        (5,540,402)         4,676,157
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (216,544)          (621,835)        (5,657,597)         4,555,363
Contract owners' equity beginning of period ......           581,640          1,203,475         22,283,712         17,728,349
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       365,096            581,640         16,626,115         22,283,712
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            39,038             81,236          1,836,896          1,449,943
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            20,601             14,968            227,363          1,481,037
  Units redeemed .................................           (35,572)           (57,166)          (685,459)        (1,094,084)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            24,067             39,038          1,378,800          1,836,896
                                                     ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-6
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Evergreen VA Blue Chip Fund - Class 1 (EvBlCh)*
                    Evergreen VAF - Evergreen VA Capital Growth Fund - Class 1 (EvCapG)*
                    Evergreen VAF - Evergreen VA Equity Index Fund - Class 1 (EvEqIx)*
                    Evergreen VAF - Evergreen VA Foundation Fund - Class 1 (EvFound)
                    Evergreen VAF - Evergreen VA Fund - Class 1 (EvFund) Evergreen VAF - Evergreen VA Global Leaders Fund - Class 1 (EvGloLead)*
                    Evergreen VAF - Evergreen VA Growth and Income Fund - Class 1 (EvGrInc)
                    Evergreen VAF - Evergreen VA International Growth Fund - Class 1 (EvIntGr)
                    Evergreen VAF - Evergreen VA Masters Fund - Class 1 (EvMasters)*
                    Evergreen VAF - Evergreen VA Omega Fund - Class 1 (EvOmega) Evergreen VAF - Evergreen VA Special Equity Fund - Class 1 (EvSpEq)
                    Evergreen VAF - Evergreen VA Special Values Fund - Class 1 (EvSpVal)
                    Evergreen VAF - Evergreen VA Strategic Income Fund - Class 1 (EvStratInc)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)

               Portfolio of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)

               Portfolios of the Gartmore GVIT (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               *At December 31, 2004, contract owners were not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered from Evergreen Ultra Advantage contracts and 6% of purchase payments surrendered from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $2,685,210 and $5,402,442, respectively, and total transfers from the Account to the fixed account were $1,767,497 and $6,755,644, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $417,261 and $1,086,348 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total returns for each period ended December 31 for the year indicated.

                              Contract                                                Investment
                              Expense                    Unit          Contract        Income       Total
                                Rate*       Units      Fair Value    Owners' Equity     Ratio**     Return***
                              ---------   ---------   ------------   --------------   ----------   ----------
Evergreen VAF - Evergreen VA Blue Chip Fund
  2002 ..............             1.40%     747,903   $   5.713457   $    4,273,112        0.30%      -23.14%
  2001 ..............             1.40%     718,594       7.433729        5,341,833        0.47%      -17.78%
  2000 ..............             1.40%     188,699       9.041606        1,706,142        0.44%       -9.58% 10/02/00
Evergreen VAF - Evergreen VA Capital Growth Fund
  2002 ..............             1.40%   1,351,303       7.129092        9,633,563        0.39%      -23.60%
  2001 ..............             1.40%   1,010,266       9.331344        9,427,140        0.40%      -14.18%
  2000 ..............             1.40%     114,756      10.872868        1,247,727        0.00%        8.73% 10/02/00
Evergreen VAF - Evergreen VA Equity Index Fund
  2002 ..............             1.40%   1,906,903       6.768794       12,907,434        1.26%      -23.55%
  2001 ..............             1.40%   2,053,891       8.853668       18,184,469        1.06%      -13.21%
  2000 ..............             1.40%   1,806,401      10.201199       18,427,456        1.55%      -10.37%
Evergreen VAF - Evergreen VA Foundation Fund - Class 1
  2004 ..............             1.40%   4,607,548      15.389274       70,906,819        0.84%        4.82%
  2003 ..............             1.40%   5,367,567      14.681382       78,803,302        2.11%       14.16%
  2002 ..............             1.40%   6,266,054      12.860722       80,585,979        1.98%      -10.93%
  2001 ..............             1.40%   7,795,417      14.438749      112,556,069        2.03%       -9.86%
  2000 ..............             1.40%   8,436,667      16.017249      135,132,196        1.75%       -6.25%
Evergreen VAF - Evergreen VA Fund - Class 1+
  2004 ..............             1.40%   3,059,534      14.150513       43,293,976        0.21%        6.87%
  2003 ..............             1.40%   3,540,468      13.240526       46,877,659        0.48%       25.66%
  2002 ..............             1.40%   1,889,798      10.536528       19,911,910        0.62%      -23.31%
  2001 ..............             1.40%   2,360,554      13.739375       32,432,537        0.00%      -19.01%
  2000 ..............             1.40%   2,787,337      16.963425       47,282,782        0.20%      -13.21%
Initial Funding by Depositor
  2003 ..............             0.00%     340,945      12.010001        4,094,749        0.48%        4.37% 12/05/03
Evergreen VAF - Evergreen VA Global Leaders Fund
  2002 ..............             1.40%   1,675,951       9.367807       15,699,986        0.59%      -21.38%
  2001 ..............             1.40%   2,059,019      11.915344       24,533,920        0.40%      -14.65%
  2000 ..............             1.40%   2,144,820      13.959778       29,941,211        0.57%       -9.97%
Evergreen VAF - Evergreen VA Growth And Income Fund - Class 1
  2004 ..............             1.40%   2,855,378      18.502895       52,832,759        1.12%        7.68%
  2003 ..............             1.40%   3,232,209      17.183052       55,539,215        0.66%       28.32%
  2002 ..............             1.40%   2,920,648      13.390766       39,109,714        0.99%      -16.60%
  2001 ..............             1.40%   3,517,468      16.055130       56,473,406        0.37%      -13.40%
  2000 ..............             1.40%   4,024,797      18.539769       74,618,807        0.10%       -1.69%
Evergreen VAF - Evergreen VA International Growth Fund - Class 1
  2004 ..............             1.40%   1,966,957      12.917871       25,408,897        1.15%       17.54%
  2003 ..............             1.40%   2,092,842      10.990104       23,000,551        1.51%       29.49%
  2002 ..............             1.40%     555,271       8.487318        4,712,762        1.49%      -11.72%
  2001 ..............             1.40%     586,469       9.614522        5,638,619        0.65%      -19.33%
  2000 ..............             1.40%     577,450      11.725942        6,771,145        0.68%       -6.38%
Initial Funding by Depositor
  2003 ..............             0.00%     100,000      11.854970        1,185,497        1.51%       31.32%
  2002 ..............             0.00%     100,000       9.027220          902,722        1.49%      -10.47%
  2001 ..............             0.00%     100,000      10.082820        1,008,282        0.65%      -16.83%
  2000 ..............             0.00%     100,000      12.123657        1,212,366        0.68%       -6.59%
Evergreen VAF - Evergreen VA Masters Fund+
  2002 ..............             1.40%   2,370,115       7.235419       17,148,775        0.05%      -27.64%
  2001 ..............             1.40%   2,944,850       9.998534       29,444,183        0.01%      -17.02%
  2000 ..............             1.40%   2,665,779      12.050025       32,122,704        0.00%       -4.33%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                Investment
                              Expense                    Unit          Contract         Income        Total
                                Rate*       Units      Fair Value    Owners' Equity     Ratio**     Return***
                              ---------   ---------   ------------   --------------   ----------   ----------
Initial Funding by Depositor
  2002 ..............             0.00%     400,000   $   7.646170   $    3,058,468        0.05%      -26.61%
  2001 ..............             0.00%     400,000      10.417908        4,167,163        0.01%      -15.84%
  2000 ..............             0.00%     400,000      12.378310        4,951,324        0.00%       -2.98%
Evergreen VAF - Evergreen VA Omega Fund - Class 1
  2004 ..............             1.40%   3,423,568      14.950559       51,184,255        0.00%        5.71%
  2003 ..............             1.40%   3,692,799      14.142571       52,225,672        0.00%       38.08%
  2002 ..............             1.40%   3,963,383      10.242333       40,594,288        0.00%      -26.43%
  2001 ..............             1.40%   4,655,745      13.921378       64,814,386        0.00%      -15.99%
  2000 ..............             1.40%   4,382,536      16.571677       72,625,971        0.08%      -13.68%
Initial Funding by Depositor
  2003 ..............             0.00%     100,000      15.572600        1,557,260        0.00%       40.04%
  2002 ..............             0.00%     100,000      11.120340        1,112,034        0.00%      -25.38%
  2001 ..............             0.00%     100,000      14.902697        1,490,270        0.00%      -14.79%
  2000 ..............             0.00%     100,000      17.489542        1,748,954        0.08%      -12.46%
Evergreen VAF - Evergreen VA Special Equity Fund - Class 1
  2004 ..............             1.40%     541,644       9.061517        4,908,116        0.00%        4.36%
  2003 ..............             1.40%     526,431       8.683204        4,571,108        0.00%       49.85%
  2002 ..............             1.40%     352,742       5.794650        2,044,016        0.00%      -28.20%
  2001 ..............             1.40%     225,039       8.070709        1,816,224        0.00%       -9.40%
  2000 ..............             1.40%      62,023       8.908202          552,513        0.00%      -10.92% 10/02/00
Evergreen VAF - Evergreen VA Special Values Fund - Class 1
  2004 ..............             1.40%   1,186,348      19.251952       22,839,515        0.94%       18.69%
  2003 ..............             1.40%   1,212,077      16.220420       19,660,398        0.11%       27.71%
  2002 ..............             1.40%   1,249,735      12.701429       15,873,420        0.15%      -13.82%
  2001 ..............             1.40%     915,028      14.739002       13,486,600        0.25%       16.45%
  2000 ..............             1.40%     646,227      12.206031        7,887,867        1.06%       19.03%
Initial Funding by Depositor
  2003 ..............             0.00%     100,000      17.569980        1,756,998        0.11%       29.52%
  2002 ..............             0.00%     100,000      13.565860        1,356,586        0.15%      -12.60%
  2001 ..............             0.00%     100,000      15.521370        1,552,137        0.25%       22.48%
  2000 ..............             0.00%     100,000      12.672915        1,267,292        1.06%       16.41%
Evergreen VAF - Evergreen VA Strategic Income Fund - Class 1
  2004 ..............             1.40%   2,000,625      15.651851       31,313,484        4.37%        6.90%
  2003 ..............             1.40%   2,202,413      14.642074       32,247,894        9.78%       15.12%
  2002 ..............             1.40%   2,061,377      12.719015       26,218,685        6.27%       13.91%
  2001 ..............             1.40%   1,558,811      11.166201       17,405,997        5.71%        4.71%
  2000 ..............             1.40%   1,568,980      10.663896       16,731,440       14.28%       -2.07%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..............             1.40%      46,813      11.615081          543,737        9.54%        8.06%
  2003 ..............             1.40%      77,026      10.748816          827,938        7.26%       25.48%
  2002 ..............             1.40%      84,264       8.565854          721,793       10.91%        2.00%
  2001 ..............             1.40%      96,341       8.398274          809,098       14.00%      -12.98%
  2000 ..............             1.40%     120,662       9.650435        1,164,441        8.20%      -23.55%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..............             1.40%      44,308      14.461302          640,751        1.34%       12.05%
  2003 ..............             1.40%      70,927      12.906677          915,432        0.86%       41.36%
  2002 ..............             1.40%      91,226       9.130104          832,903        0.88%      -21.40%
  2001 ..............             1.40%     123,306      11.615508        1,432,262        6.04%      -22.28%
  2000 ..............             1.40%     187,863      14.945049        2,807,622        1.53%      -20.24%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R
  2004 ..............             1.40%      16,902      12.268627          207,364        1.08%       12.11%
  2003 ..............             1.40%      16,191      10.943179          177,181        0.34%       41.46%
  2002 ..............             1.40%       4,440       7.735704           34,347        0.00%      -22.64% 05/01/02
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..............             1.40%      68,066      16.005777        1,089,449        3.35%        3.99%
  2003 ..............             1.40%     103,491      15.391261        1,592,857        3.93%       16.32%
  2002 ..............             1.40%     126,519      13.231309        1,674,012        4.17%      -10.01%
  2001 ..............             1.40%     137,134      14.702505        2,016,213        3.97%       -5.44%
  2000 ..............             1.40%     120,914      15.548451        1,880,025        3.47%       -5.27%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                Investment
                              Expense                    Unit          Contract         Income        Total
                                Rate*       Units      Fair Value    Owners' Equity     Ratio**     Return***
                              ---------   ---------   ------------   --------------   ----------   ----------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..............             1.40%     109,721   $  19.094446   $    2,095,062        0.39%       13.86%
  2003 ..............             1.40%     173,860      16.770045        2,915,640        0.45%       26.67%
  2002 ..............             1.40%     176,677      13.239461        2,339,108        0.90%      -10.62%
  2001 ..............             1.40%     219,263      14.812417        3,247,815        0.80%      -13.48%
  2000 ..............             1.40%     229,838      17.120362        3,934,910        0.34%       -7.92%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..............             1.40%      64,695      11.087331          717,295        0.69%        5.69%
  2003 ..............             1.40%     131,641      10.490353        1,380,961        0.81%       28.06%
  2002 ..............             1.40%     159,330       8.192003        1,305,232        1.12%      -22.94%
  2001 ..............             1.40%     186,902      10.630731        1,986,905        0.39%      -15.63%
  2000 ..............             1.40%     219,974      12.599691        2,771,604        1.30%      -18.22%
Gartmore GVIT Government Bond Fund - Class I
  2004 ..............             1.40%      24,067      15.169985          365,096        5.69%        1.82%
  2003 ..............             1.40%      39,038      14.899327          581,640        3.22%        0.57%
  2002 ..............             1.40%      81,236      14.814551        1,203,475        4.13%        9.43%
  2001 ..............             1.40%      61,795      13.537897          836,574        3.43%        5.75%
  2000 ..............             1.40%      63,371      12.802365          811,299        5.65%       10.97%
Gartmore GVIT Money Market Fund - Class I
  2004 ..............             1.40%   1,378,800      12.058395       16,626,115        0.75%       -0.60%
  2003 ..............             1.40%   1,836,896      12.131178       22,283,712        0.50%       -0.78%
  2002 ..............             1.40%   1,449,943      12.226928       17,728,349        1.16%       -0.21%
  2001 ..............             1.40%   1,627,401      12.252106       19,939,090        3.48%        2.15%
  2000 ..............             1.40%     689,311      11.994815        8,268,158        5.56%        4.55%
                                                                     --------------
2004 Reserves for annuity contracts in payout phase:                        245,306
                                                                     --------------
2004 Contract owners' equity ...................................     $  325,217,996
                                                                     ==============
2003 Contract owners' equity ...................................     $  352,195,664
                                                                     ==============
2002 Contract owners' equity ...................................     $  320,982,673
                                                                     ==============
2001 Contract owners' equity ...................................     $  430,041,192
                                                                     ==============
2000 Contract owners' equity ...................................     $  475,865,955
                                                                     ==============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

     + Under a substitution order effective in 2003, the Evergreen VAF - Evergreen VA Fund - Class 1 was substituted for the Evergreen VAF - Evergreen VA Masters Fund - Class 1. The financial highlights separately present data for the Evergreen VAF - Evergreen VA Masters Fund - Class 1 and the Evergreen VAF - Evergreen VA Fund - Class 1 through 2002 and only the Evergreen VAF -Evergreen VA Fund - Class 1 thereafter.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company